Exhibit 99.1

SLC Student Loan Trust 2010-01 Quarterly Servicing Report
Distribution Date	08/25/2015
Collection Period	05/01/2015 - 07/31/2015

I. Deal Parameters

A	Student Loan Portfolio Characteristics			04/30/2015	07/31/2015
	Principal Balance			$484,291,645.78	$471,697,737.36
	Interest to be Capitalized Balance			3,632,886.31	3,374,880.89
	Pool Balance			$487,924,532.09	$475,072,618.25
	Capitalized Interest Account Balance			$21,000,000.00	$11,000,000.00
	Specified Reserve Account Balance			1,219,811.33	1,200,450.00

	Adjusted Pool (1)			$510,144,343.42	$487,273,068.25
	Weighted Average Coupon (WAC)			5.58%	5.59%
	Weighted Average Remaining Term			174.84	173.19
	Number of Loans			50,587	48,903
	Number of Borrowers			23,076	22,342
	Aggregate Outstanding Principal Balance - Tbill			$18,316,339.44	$17,927,177.99
	Aggregate Outstanding Principal Balance - LIBOR			$469,608,192.65	$457,145,440.26
	Pool Factor			0.609434513	0.593382031
	Since Issued Constant Prepayment Rate			4.09%	3.99%
	(1) The Specified Reserve Account balance is included in the Adjusted Pool until the Pool Balance is less than 40% of the original pool.

B	Debt Securities	Cusip/Isin	05/26/2015		08/25/2015
	A	78444WAA7	$427,802,570.51		$402,389,914.90

C	Account Balances		05/26/2015		08/25/2015
	Reserve Account Balance		$1,219,811.33		$1,200,450.00
	Capitalized Interest Account Balance		$21,000,000.00		$11,000,000.00

D	Asset / Liability		05/26/2015		08/25/2015
	Adjusted Pool Balance		$510,144,343.42		$487,273,068.25
	Total Notes		$427,802,570.51		$402,389,914.90
	Difference		$82,341,772.91		$84,883,153.35
	Parity Ratio		1.19248		1.21095

Page 2 of 9	Trust 2010-01 Quarterly Servicing Report: Collection Period 05/01/2015 - 07/31/2015, Distribution Date 08/25/2015

II. Trust Activity 05/01/2015 through		07/31/2015

A	Student Loan Principal Receipts
	Borrower Principal	4,031,472.81
	Guarantor Principal	4,855,568.31
	Consolidation Activity Principal	7,183,037.60
	Seller Principal Reimbursement	-
	Servicer Principal Reimbursement	22.25
	Rejected Claim Repurchased Principal	22,883.91
	Other Principal Deposits	-

	Total Principal Receipts	$16,092,984.88

B	Student Loan Interest Receipts
	Borrower Interest	2,160,771.33
	Guarantor Interest	198,013.77
	Consolidation Activity Interest	74,383.40
	Special Allowance Payments	42,122.37
	Interest Subsidy Payments	608,855.54
	Seller Interest Reimbursement	478.48
	Servicer Interest Reimbursement	9,412.19
	Rejected Claim Repurchased Interest	2,450.51
	Other Interest Deposits	85,059.43

	Total Interest Receipts	$3,181,547.02

C	Reserves in Excess of Requirement	$19,361.33

D	Investment Income	$982.78

E	Funds Borrowed from Next Collection Period	$-

F	Funds Repaid from Prior Collection Period	$-

G	Loan Sale or Purchase Proceeds	$-

H	Initial Deposits to Collection Account	$-

I	Excess Transferred from Other Accounts	$-

J	Other Deposits	$-

K	Funds Released from Capitalized Interest Account	10,000,000.00

L	Less: Funds Previously Remitted:
	Servicing Fees to Servicer	$(149,165.25)
	Consolidation Loan Rebate Fees to Dept. of Education	$(876,610.08)
	Floor Income Rebate Fees to Dept. of Education	$(1,507,836.79)

M	AVAILABLE FUNDS	$26,761,263.89

N	Non-Cash Principal Activity During Collection Period	$(3,499,076.46)

O	Non-Reimbursable Losses During Collection Period	$95,941.66

P	Aggregate Purchased Amounts by the Depositor, Servicer or Seller	$25,334.42

Q	Aggregate Loan Substitutions	$-

Page 3 of 9	Trust 2010-01 Quarterly Servicing Report: Collection Period 05/01/2015 - 07/31/2015, Distribution Date 08/25/2015

III. 2010-01	Portfolio Characteristics

	07/31/2015				04/30/2015
	Wtd Avg Coupon	# Loans	Principal	% of Principal	Wtd Avg Coupon	# Loans	Principal	% of Principal
INTERIM: IN SCHOOL	4.34%	373	$1,993,762.43	0.423%	4.31%	433	$2,395,290.08	0.495%
GRACE	4.51%	118	$611,267.02	0.130%	4.57%	143	$579,794.61	0.120%
DEFERMENT	5.58%	6,503	$55,989,015.22	11.870%	5.52%	7,260	$60,732,860.28	12.541%
REPAYMENT: CURRENT	5.41%	27,265	$265,624,715.34	56.312%	5.40%	27,697	$268,151,412.51	55.370%
31-60 DAYS DELINQUENT	5.91%	1,968	$18,925,940.49	4.012%	5.86%	2,212	$19,858,460.30	4.101%
61-90 DAYS DELINQUENT	5.55%	1,192	$9,798,052.93	2.077%	5.89%	1,441	$11,447,269.20	2.364%
91-120 DAYS DELINQUENT	5.84%	1,018	$8,144,230.61	1.727%	6.01%	823	$7,669,007.00	1.584%
> 120 DAYS DELINQUENT	5.95%	2,580	$20,212,765.41	4.285%	5.93%	2,420	$18,853,373.85	3.893%
FORBEARANCE	6.02%	7,479	$87,626,297.06	18.577%	6.00%	7,640	$91,283,090.96	18.849%
CLAIMS IN PROCESS	5.46%	404	$2,761,051.27	0.585%	5.55%	512	$3,291,057.92	0.680%
AGED CLAIMS REJECTED	6.37%	3	$10,639.58	0.002%	4.16%	6	$30,029.07	0.006%

TOTAL		48,903	$471,697,737.36	100.00%		50,587	$484,291,645.78	100.00%

* Percentages may not total 100% due to rounding

Page 4 of 9	Trust 2010-01 Quarterly Servicing Report: Collection Period 05/01/2015 - 07/31/2015, Distribution Date 08/25/2015

IV. 2010-01 Portfolio Characteristics (cont’d)
	07/31/2015	04/30/2015
Pool Balance	$475,072,618.25	$487,924,532.09
Outstanding Borrower Accrued Interest	$7,715,437.27	$7,825,612.17
Borrower Accrued Interest to be Capitalized	$3,374,880.89	$3,632,886.31
Total # Loans	48,903	50,587
Total # Borrowers	22,342	23,076
Weighted Average Coupon	5.59%	5.58%
Weighted Average Remaining Term	173.19	174.84
Non-Reimbursable Losses	$95,941.66	$90,875.11
Cumulative Non-Reimbursable Losses	$4,065,411.28	$3,969,469.62
Since Issued Constant Prepayment Rate (CPR)	3.99%	4.09%
Loan Substitutions	$-	$-
Rejected Claim Repurchases	$25,334.42	$49,679.64
Unpaid Primary Servicing Fees	$-	$-
Unpaid Administration Fees	$-	$-
Unpaid Carryover Servicing Fees	$-	$-
Note Interest Shortfall	$-	$-
Non-Cash Principal Activity - Capitalized Interest	$3,591,950.02	$3,887,428.87
Borrower Interest Accrued	$5,939,898.91	$5,903,619.57
Interest Subsidy Payments Accrued	$631,634.95	$611,165.77
Special Allowance Payments Accrued	$41,726.05	$40,941.50

Page 5 of 9	Trust 2010-01 Quarterly Servicing Report: Collection Period 05/01/2015 - 07/31/2015, Distribution Date 08/25/2015

V. 2010-01 Portfolio Statistics by School and Program

A LOAN TYPE	Weighted Average Coupon	# LOANS	$ AMOUNT	% *
- GSL (1) - Subsidized	4.71%	18,136	$59,653,689.68	12.647%
- GSL - Unsubsidized	5.25%	13,528	73,231,887.86	15.525%
- PLUS (2) Loans	8.21%	644	8,427,660.76	1.787%
- SLS (3) Loans	3.53%	442	3,710,517.96	0.787%
- Consolidation Loans	5.79%	16,153	326,673,981.10	69.255%

Total	5.59%	48,903	$471,697,737.36	100.000%

B SCHOOL TYPE	Weighted Average Coupon	# LOANS	$ AMOUNT	% *
- Four Year	5.11%	27,044	$127,566,331.88	27.044%
- Two Year	5.37%	4,882	14,736,072.11	3.124%
- Technical	6.21%	819	2,707,583.89	0.574%
- Other	5.79%	16,158	326,687,749.48	69.258%

Total	5.59%	48,903	$471,697,737.36	100.000%

*Percentages may not total 100% due to rounding.

(1)            Guaranteed Stafford Loan

(2)            Parent Loans for Undergraduate Students

(3)            Supplemental Loans to Students. The Unsubsidized Stafford Loan program replaced the SLS program on July 1, 1994.

Page 6 of 9	Trust 2010-01 Quarterly Servicing Report: Collection Period 05/01/2015 - 07/31/2015, Distribution Date 08/25/2015

VI. 2010-01 Waterfall for Distributions

		Paid	Remaining Funds Balance
Total Available Funds			$26,761,263.89

A	Indenture trustee, administrator, indenture admin, owner trustee or eligible lender trustee fees	$24,000.00	$26,737,263.89

B	Primary Servicing Fee	$73,440.25	$26,663,823.64

C	Class A Noteholders’ Interest Distribution Amount	$1,251,168.03	$25,412,655.61

D	Class A Noteholders’ Principal Distribution Amount	$-	$25,412,655.61

E	Reserve Account Reinstatement	$-	$25,412,655.61

F	Additional Principal Distribution Amount	$25,412,655.61	$-

G	Carryover Servicing Fee	$-	$-

H	Unpaid Expenses of The Trustees + Irish Exchange	$-	$-

I	Excess Distribution Certificateholder	$-	$-

Page 7 of 9	Trust 2010-01 Quarterly Servicing Report: Collection Period 05/01/2015 - 07/31/2015, Distribution Date 08/25/2015

VII. 2010-01 Distributions
Distribution Amounts
A

Cusip/Isin	78444WAA7
Beginning Balance	$427,802,570.51
Index	LIBOR
Spread/Fixed Rate	0.875%
Record Date (Days Prior to Distribution)	1 NEW YORK BUSINESS DAY
Accrual Period Begin	5/26/2015
Accrual Period End	8/25/2015
Daycount Fraction	0.25277778
Interest Rate*	1.15700%
Accrued Interest Factor	0.002924639
Current Interest Due	$1,251,168.03
Interest Shortfall from Prior Period Plus Accrued Interest	$-
Total Interest Due	$1,251,168.03
Interest Paid	$1,251,168.03
Interest Shortfall	$-
Principal Paid	$25,412,655.61
Ending Principal Balance	$402,389,914.90
Paydown Factor	0.029722404
Ending Balance Factor	0.470631479

* Pay rates for Current Distribution. For the interest rates applicable to the next distribution date, please see https://www.navient.com/about/investors/data/slcabrate.txt

Page 8 of 9	Trust 2010-01 Quarterly Servicing Report: Collection Period 05/01/2015 - 07/31/2015, Distribution Date 08/25/2015

VIII. 2010-01 Reconciliations
A	Principal Distribution Reconciliation
	Notes Outstanding Principal Balance	$427,802,570.51
	Adjusted Pool Balance	$487,273,068.25
	Overcollateralization Amount	$34,109,114.78
	Principal Distribution Amount	$-
	Principal Distribution Amount Paid	$25,412,655.61
B	Reserve Account Reconciliation
	Beginning Period Balance	$1,219,811.33
	Reserve Funds Utilized	0.00
	Reserve Funds Reinstated	0.00

	Balance Available	$1,219,811.33
	Required Reserve Acct Balance	$1,200,450.00
	Release to Collection Account	$19,361.33
	Ending Reserve Account Balance	$1,200,450.00
C	Capitalized Interest Account
	Beginning Period Balance	$21,000,000.00
	Transfers to Collection Account	$10,000,000.00
	Ending Balance	$11,000,000.00

Page 9 of 9	Trust 2010-01 Quarterly Servicing Report: Collection Period 05/01/2015 - 07/31/2015, Distribution Date 08/25/2015